SEPARATE ACCOUNT NO. 206

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 206

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account No. 206 indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 206 as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH(1)	EQ/CONSERVATIVE-PLUS ALLOCATION(1)
1290 RETIREMENT 2020(1)	EQ/CORE BOND INDEX(1)
1290 RETIREMENT 2025(1)	EQ/CORE PLUS BOND(1)
1290 RETIREMENT 2030(1)	EQ/EQUITY 500 INDEX(1)
1290 RETIREMENT 2035(1)	EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
1290 RETIREMENT 2040(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 RETIREMENT 2045(1)	EQ/INVESCO COMSTOCK(1)
1290 RETIREMENT 2050(1)	EQ/JANUS ENTERPRISE(1)
1290 RETIREMENT 2055(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT EQUITY INCOME(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2010 TARGET DATE FUND(2)	EQ/MFS INTERNATIONAL GROWTH(1)
AMERICAN FUNDS IS® 2015 TARGET DATE FUND(2)	EQ/MID CAP INDEX(1)
AMERICAN FUNDS IS® 2020 TARGET DATE FUND(2)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2025 TARGET DATE FUND(2)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS IS® 2030 TARGET DATE FUND(2)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS IS® 2035 TARGET DATE FUND(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS IS® 2040 TARGET DATE FUND(2)	EQ/SMALL COMPANY INDEX(1)
AMERICAN FUNDS IS® 2045 TARGET DATE FUND(2)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
AMERICAN FUNDS IS® 2050 TARGET DATE FUND(2)	MULTIMANAGER CORE BOND(1)
AMERICAN FUNDS IS® 2055 TARGET DATE FUND(2)	MULTIMANAGER TECHNOLOGY(1)
AMERICAN FUNDS IS® 2060 TARGET DATE FUND(2)	TARGET 2015 ALLOCATION(1)
AMERICAN FUNDS IS® 2070 TARGET DATE FUND(2)	TARGET 2025 ALLOCATION(1)
EQ/AB SMALL CAP GROWTH(1)	TARGET 2035 ALLOCATION(1)
EQ/AGGRESSIVE ALLOCATION(1)	TARGET 2045 ALLOCATION(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	TARGET 2055 ALLOCATION(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO(1)
EQ/CONSERVATIVE ALLOCATION(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO(1)

(1)  Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2)  Statement of operations and statement of changes in net assets for the period October 18, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 206 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 206 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FSA-2

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account No. 206 since 1999.

FSA-3

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Assets:
Investments in shares of the Portfolios, at fair value	$3,326,922	$3,563,166	$14,652,745	$8,243,411	$10,725,720	$2,639,179
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	85,611	4,712	8,062	3,014	14,765	4,377

Total assets	3,412,533	3,567,878	14,660,807	8,246,425	10,740,485	2,643,556

Liabilities:
Payable for shares of the Portfolios purchased	85,611	4,712	8,062	3,014	14,765	4,377
Accrued expenses	2,481	5,833	17,052	7,464	11,088	2,501

Total liabilities	88,092	10,545	25,114	10,478	25,853	6,878

Net Assets	$3,324,441	$3,557,333	$14,635,693	$8,235,947	$10,714,632	$2,636,678

Net Assets:
Accumulation unit values	$3,323,738	$3,554,878	$14,625,341	$8,234,807	$10,712,469	$2,636,206
Retained by Equitable Financial in Separate Account No. 206	703	2,455	10,352	1,140	2,163	472

Total Net Assets	$3,324,441	$3,557,333	$14,635,693	$8,235,947	$10,714,632	$2,636,678

Investments in shares of the Portfolios, at cost	$2,718,415	$3,834,333	$14,994,030	$8,152,148	$10,310,624	$2,591,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**
Assets:
Investments in shares of the Portfolios, at fair value	$7,261,098	$6,892,598	$3,606,242	$3,764,169	$1,462,953	$31,889,634
Receivable for shares of the Portfolios sold	—	—	—	5,775	—	113,140
Receivable for policy-related transactions	11,110	15,606	9,417	—	5	—

Total assets	7,272,208	6,908,204	3,615,659	3,769,944	1,462,958	32,002,774

Liabilities:
Payable for shares of the Portfolios purchased	11,110	15,606	9,417	—	5	—
Payable for policy-related transactions	—	—	—	5,775	—	114,611
Accrued expenses	6,292	5,646	2,801	4,877	1,747	38,473

Total liabilities	17,402	21,252	12,218	10,652	1,752	153,084

Net Assets	$7,254,806	$6,886,952	$3,603,441	$3,759,292	$1,461,206	$31,849,690

Net Assets:
Accumulation unit values	$7,253,450	$6,886,050	$3,602,977	$3,754,215	$1,460,568	$31,817,537
Retained by Equitable Financial in Separate Account No. 206	1,356	902	464	5,077	638	32,153

Total Net Assets	$7,254,806	$6,886,952	$3,603,441	$3,759,292	$1,461,206	$31,849,690

Investments in shares of the Portfolios, at cost	$6,783,429	$6,255,310	$3,324,852	$3,916,727	$1,432,205	$29,547,028

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

.

FSA-5

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG**	AMERICAN FUNDS IS® 2010 TARGET DATE FUND	AMERICAN FUNDS IS® 2015 TARGET DATE FUND	AMERICAN FUNDS IS® 2020 TARGET DATE FUND	AMERICAN FUNDS IS® 2025 TARGET DATE FUND	AMERICAN FUNDS IS® 2030 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$20,991,536	$147	$4,997	$5,068	$938,578	$1,119,195
Receivable for shares of the Portfolios sold	—	—	1	1	—	—
Receivable for policy-related transactions	9,489	—	—	—	160,933	134,309

Total assets	21,001,025	147	4,998	5,069	1,099,511	1,253,504

Liabilities:
Payable for shares of the Portfolios purchased	9,489	—	—	—	160,917	134,290
Payable for policy-related transactions	—	—	1	1	—	—
Accrued expenses	43,553	—	2	2	333	365

Total liabilities	53,042	—	3	3	161,250	134,655

Net Assets	$20,947,983	$147	$4,995	$5,066	$938,261	$1,118,849

Net Assets:
Accumulation unit values	$20,931,835	$147	$4,995	$5,066	$938,261	$1,118,849
Retained by Equitable Financial in Separate Account No. 206	16,148	—	—	—	—	—

Total Net Assets	$20,947,983	$147	$4,995	$5,066	$938,261	$1,118,849

Investments in shares of the Portfolios, at cost	$17,388,084	$153	$5,071	$5,122	$955,449	$1,148,138

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AMERICAN FUNDS IS® 2035 TARGET DATE FUND	AMERICAN FUNDS IS® 2040 TARGET DATE FUND	AMERICAN FUNDS IS® 2045 TARGET DATE FUND	AMERICAN FUNDS IS® 2050 TARGET DATE FUND	AMERICAN FUNDS IS® 2055 TARGET DATE FUND	AMERICAN FUNDS IS® 2060 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$86,914	$1,916	$1,241,662	$501	$82,355	$82,399
Receivable for shares of the Portfolios sold	8	3	5	—	1	1
Receivable for policy-related transactions	—	—	12	—	1	1

Total assets	86,922	1,919	1,241,679	501	82,357	82,401

Liabilities:
Payable for policy-related transactions	6	3	1	—	—	—
Accrued expenses	35	1	33	—	36	36

Total liabilities	41	4	34	—	36	36

Net Assets	$86,881	$1,915	$1,241,645	$501	$82,321	$82,365

Net Assets:
Accumulation unit values	$86,881	$1,915	$1,241,645	$501	$82,321	$82,365
Total Net Assets	$86,881	$1,915	$1,241,645	$501	$82,321	$82,365

Investments in shares of the Portfolios, at cost	$88,074	$1,976	$1,241,689	$533	$83,602	$83,647

The accompanying notes are an integral part of these financial statements.

FSA-7

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AMERICAN FUNDS IS® 2070 TARGET DATE FUND	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$43,382	$29,609,489	$26,885,170	$3,104,490	$8,387,119	$4,490,562
Receivable for shares of the Portfolios sold	3	—	—	—	—	537
Receivable for policy-related transactions	—	52,476	134,294	1,331	2,487	—

Total assets	43,385	29,661,965	27,019,464	3,105,821	8,389,606	4,491,099

Liabilities:
Payable for shares of the Portfolios purchased	—	52,476	134,294	1,331	2,487	—
Payable for policy-related transactions	2	—	—	—	—	527
Accrued expenses	19	38,134	29,127	2,281	8,261	6,889

Total liabilities	21	90,610	163,421	3,612	10,748	7,416

Net Assets	$43,364	$29,571,355	$26,856,043	$3,102,209	$8,378,858	$4,483,683

Net Assets:
Accumulation unit values	$43,364	$29,551,449	$26,839,155	$3,100,619	$8,368,212	$4,482,058
Retained by Equitable Financial in Separate Account No. 206	—	19,906	16,888	1,590	10,646	1,625

Total Net Assets	$43,364	$29,571,355	$26,856,043	$3,102,209	$8,378,858	$4,483,683

Investments in shares of the Portfolios, at cost	$44,594	$31,951,997	$27,450,701	$3,258,791	$7,236,789	$4,754,777

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
Assets:
Investments in shares of the Portfolios, at fair value	$15,174,089	$12,315,127	$7,596,734	$185,429,959	$19,698,259	$18,331,900
Receivable for shares of the Portfolios sold	1,536	—	—	—	—	—
Receivable for policy-related transactions	—	15,429	7,663	243,599	10,959	32,175

Total assets	15,175,625	12,330,556	7,604,397	185,673,558	19,709,218	18,364,075

Liabilities:
Payable for shares of the Portfolios purchased	—	15,429	7,663	243,599	10,959	32,175
Payable for policy-related transactions	1,535	—	—	—	—	—
Accrued expenses	21,943	16,600	10,898	191,815	24,096	22,539

Total liabilities	23,478	32,029	18,561	435,414	35,055	54,714

Net Assets	$15,152,147	$12,298,527	$7,585,836	$185,238,144	$19,674,163	$18,309,361

Net Assets:
Accumulation unit values	$15,142,187	$12,291,997	$7,581,961	$185,098,742	$19,660,298	$18,300,667
Retained by Equitable Financial in Separate Account No. 206	9,960	6,530	3,875	139,402	13,865	8,694

Total Net Assets	$15,152,147	$12,298,527	$7,585,836	$185,238,144	$19,674,163	$18,309,361

Investments in shares of the Portfolios, at cost	$16,982,732	$12,976,975	$8,788,805	$128,927,917	$20,898,010	$18,940,679

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INVESCO COMSTOCK**	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
Assets:
Investments in shares of the Portfolios, at fair value	$11,727,159	$33,735,950	$68,852,591	$37,451,830	$40,291,118	$51,690,614
Receivable for shares of the Portfolios sold	—	—	—	—	—	204,297
Receivable for policy-related transactions	6,626	11,523	83,920	91,803	15,476	—

Total assets	11,733,785	33,747,473	68,936,511	37,543,633	40,306,594	51,894,911

Liabilities:
Payable for shares of the Portfolios purchased	5,155	11,523	83,920	91,803	15,476	—
Payable for policy-related transactions	—	—	—	—	—	204,355
Accrued expenses	8,092	39,410	71,939	43,361	38,291	48,070

Total liabilities	13,247	50,933	155,859	135,164	53,767	252,425

Net Assets	$11,720,538	$33,696,540	$68,780,652	$37,408,469	$40,252,827	$51,642,486

Net Assets:
Accumulation unit values	$11,716,483	$33,666,044	$68,720,992	$37,388,877	$40,206,341	$51,596,418
Retained by Equitable Financial in Separate Account No. 206	4,055	30,496	59,660	19,592	46,486	46,068

Total Net Assets	$11,720,538	$33,696,540	$68,780,652	$37,408,469	$40,252,827	$51,642,486

Investments in shares of the Portfolios, at cost	$12,116,329	$33,133,067	$59,991,709	$38,631,859	$31,782,904	$51,439,726

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$9,511,519	$13,149,536	$23,160,594	$10,844,512	$238,161,166	$48,529,402
Receivable for shares of the Portfolios sold	153,206	91,465	967	—	—	41,696
Receivable for policy-related transactions	—	—	—	92,099	162,102	—

Total assets	9,664,725	13,241,001	23,161,561	10,936,611	238,323,268	48,571,098

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	92,099	162,101	—
Payable for policy-related transactions	153,206	91,464	967	—	—	41,705
Accrued expenses	11,738	15,380	27,233	13,506	282,421	55,303

Total liabilities	164,944	106,844	28,200	105,605	444,522	97,008

Net Assets	$9,499,781	$13,134,157	$23,133,361	$10,831,006	$237,878,746	$48,474,090

Net Assets:
Accumulation unit values	$9,489,937	$13,123,601	$23,115,138	$10,822,743	$237,791,249	$48,451,159
Retained by Equitable Financial in Separate Account No. 206	9,844	10,556	18,223	8,263	87,497	22,931

Total Net Assets	$9,499,781	$13,134,157	$23,133,361	$10,831,006	$237,878,746	$48,474,090

Investments in shares of the Portfolios, at cost	$9,860,327	$13,713,710	$21,891,281	$11,839,826	$263,869,718	$52,398,785

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO GLOBAL REAL RETURN**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$2,018,821	$21,513,631	$3,677,441	$6,090,311	$29,722,641	$9,469,894
Receivable for shares of the Portfolios sold	—	9,505	—	—	144,377	94
Receivable for policy-related transactions	2,709	—	1,380	8,172	—	—

Total assets	2,021,530	21,523,136	3,678,821	6,098,483	29,867,018	9,469,988

Liabilities:
Payable for shares of the Portfolios purchased	231	—	1,380	8,172	—	—
Payable for policy-related transactions	—	9,505	—	—	144,377	94
Accrued expenses	—	25,663	3,427	6,817	28,209	14,889

Total liabilities	231	35,168	4,807	14,989	172,586	14,983

Net Assets	$2,021,299	$21,487,968	$3,674,014	$6,083,494	$29,694,432	$9,455,005

Net Assets:
Accumulation unit values	$2,021,213	$21,475,320	$3,673,224	$6,082,886	$29,657,143	$9,446,878
Retained by Equitable Financial in Separate Account No. 206	86	12,648	790	608	37,289	8,127

Total Net Assets	$2,021,299	$21,487,968	$3,674,014	$6,083,494	$29,694,432	$9,455,005

Investments in shares of the Portfolios, at cost	$2,184,597	$22,736,675	$3,804,018	$6,477,154	$25,580,587	$11,819,997

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$23,732,706	$17,721,384	$9,892,967	$214,333	$27,003,041	$82,472,846
Receivable for shares of the Portfolios sold	249	250	283	40	281,069	7,852
Receivable for policy-related transactions	—	—	—	26	—	—

Total assets	23,732,955	17,721,634	9,893,250	214,399	27,284,110	82,480,698

Liabilities:
Payable for policy-related transactions	249	250	282	40	281,068	7,851
Accrued expenses	34,290	22,986	12,238	—	28,233	80,570

Total liabilities	34,539	23,236	12,520	40	309,301	88,421

Net Assets	$23,698,416	$17,698,398	$9,880,730	$214,359	$26,974,809	$82,392,277

Net Assets:
Accumulation unit values	$23,680,529	$17,683,066	$9,873,479	$214,331	$26,973,640	$82,351,481
Retained by Equitable Financial in Separate Account No. 206	17,887	15,332	7,251	28	1,169	40,796

Total Net Assets	$23,698,416	$17,698,398	$9,880,730	$214,359	$26,974,809	$82,392,277

Investments in shares of the Portfolios, at cost	$25,808,733	$15,157,136	$7,760,616	$164,062	$27,416,844	$71,063,371

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s) ***
1290 AVANTIS® U.S. LARGE CAP GROWTH	I	179

1290 RETIREMENT 2020	I	351

1290 RETIREMENT 2025	I	1,321

1290 RETIREMENT 2030	I	682

1290 RETIREMENT 2035	I	833

1290 RETIREMENT 2040	I	196

1290 RETIREMENT 2045	I	526

1290 RETIREMENT 2050	I	455

1290 RETIREMENT 2055	I	239

1290 VT EQUITY INCOME	K	789

1290 VT GAMCO MERGERS & ACQUISITIONS	K	116

1290 VT GAMCO SMALL COMPANY VALUE	K	442

1290 VT SMARTBETA EQUITY ESG	K	1,124

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	I	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	I	—

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	I	—

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	I	79

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	I	92

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	I	7

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	I	—

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	I	102

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	I	—

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	I	7

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	I	7

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	I	4

EQ/AB SMALL CAP GROWTH	K	1,683

EQ/AGGRESSIVE ALLOCATION	K	2,579

EQ/ALL ASSET GROWTH ALLOCATION	K	167

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	439

EQ/CONSERVATIVE ALLOCATION	K	553

EQ/CONSERVATIVE-PLUS ALLOCATION	K	1,848

EQ/CORE BOND INDEX	K	1,339

EQ/CORE PLUS BOND	K	2,291

EQ/EQUITY 500 INDEX	K	2,184

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	1,220

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	1,723

EQ/INVESCO COMSTOCK	K	566

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s) ***
EQ/JANUS ENTERPRISE	K	1,496

EQ/JPMORGAN GROWTH STOCK	K	901

EQ/JPMORGAN VALUE OPPORTUNITIES	K	1,939

EQ/LARGE CAP GROWTH INDEX	K	1,453

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	1,424

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	521

EQ/MFS INTERNATIONAL GROWTH	K	1,773

EQ/MID CAP INDEX	K	1,405

EQ/MID CAP VALUE MANAGED VOLATILITY	K	674

EQ/MODERATE ALLOCATION	K	19,707

EQ/MODERATE-PLUS ALLOCATION	K	5,090

EQ/PIMCO GLOBAL REAL RETURN	K	271

EQ/SMALL COMPANY INDEX	K	1,879

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	306

MULTIMANAGER CORE BOND	K	719

MULTIMANAGER TECHNOLOGY	K	721

TARGET 2015 ALLOCATION	K	1,479

TARGET 2025 ALLOCATION	K	2,324

TARGET 2035 ALLOCATION	K	1,248

TARGET 2045 ALLOCATION	K	642

TARGET 2055 ALLOCATION	K	13

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	2,582

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	1,469

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 AVANTIS® U.S. LARGE CAP GROWTH	0.48%	I	$18.74	177

1290 RETIREMENT 2020	0.48%	I	$13.17	270

1290 RETIREMENT 2025	0.48%	I	$13.75	1,064

1290 RETIREMENT 2030	0.48%	I	$14.19	580

1290 RETIREMENT 2035	0.48%	I	$14.57	735

1290 RETIREMENT 2040	0.48%	I	$15.13	174

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 RETIREMENT 2045	0.48%	I	$15.41	471

1290 RETIREMENT 2050	0.48%	I	$15.68	439

1290 RETIREMENT 2055	0.48%	I	$15.94	226

1290 VT EQUITY INCOME	0.48%	K	$28.22	133

1290 VT GAMCO MERGERS & ACQUISITIONS	0.48%	K	$16.63	88

1290 VT GAMCO SMALL COMPANY VALUE	0.48%	K	$50.22	634

1290 VT SMARTBETA EQUITY ESG	0.48%	K	$16.90	1,238

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	0.48%	I	$9.87	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	0.48%	I	$9.88	1

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	0.48%	I	$9.86	1

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	0.48%	I	$9.85	95

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	0.48%	I	$9.89	113

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	0.48%	I	$9.90	9

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	0.48%	I	$9.91	—

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	0.48%	I	$9.94	125

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	0.48%	I	$9.92	—

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	0.48%	I	$9.92	8

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	0.48%	I	$9.90	8

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	0.48%	I	$9.88	4

EQ/AB SMALL CAP GROWTH	0.48%	K	$42.11	702

EQ/AGGRESSIVE ALLOCATION	0.48%	K	$27.10	990

EQ/ALL ASSET GROWTH ALLOCATION	0.48%	K	$20.71	150

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.48%	K	$46.67	179

EQ/CONSERVATIVE ALLOCATION	0.48%	K	$13.11	342

EQ/CONSERVATIVE-PLUS ALLOCATION	0.48%	K	$17.58	861

EQ/CORE BOND INDEX	0.48%	K	$11.95	1,028

EQ/CORE PLUS BOND	0.48%	K	$11.14	681

EQ/EQUITY 500 INDEX	0.48%	K	$52.04	3,557

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.48%	K	$19.41	1,013

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.48%	K	$13.16	1,391

EQ/INVESCO COMSTOCK	0.48%	K	$24.86	471

EQ/JANUS ENTERPRISE	0.48%	K	$38.25	880

EQ/JPMORGAN GROWTH STOCK	0.48%	K	$63.63	1,080

EQ/JPMORGAN VALUE OPPORTUNITIES	0.48%	K	$42.24	885

EQ/LARGE CAP GROWTH INDEX	0.48%	K	$61.52	654

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.48%	K	$62.12	831

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.48%	K	$28.42	334

EQ/MFS INTERNATIONAL GROWTH	0.48%	K	$22.64	580

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
EQ/MID CAP INDEX	0.48%	K	$36.02	642

EQ/MID CAP VALUE MANAGED VOLATILITY	0.48%	K	$32.85	329

EQ/MODERATE ALLOCATION	0.48%	K	$18.78	12,664

EQ/MODERATE-PLUS ALLOCATION	0.48%	K	$22.91	2,115

EQ/PIMCO GLOBAL REAL RETURN	0.48%	K	$10.59	191

EQ/SMALL COMPANY INDEX	0.48%	K	$36.04	596

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.48%	K	$18.49	199

MULTIMANAGER CORE BOND	0.48%	K	$10.94	556

MULTIMANAGER TECHNOLOGY	0.48%	K	$71.76	413

TARGET 2015 ALLOCATION	0.48%	K	$17.37	544

TARGET 2025 ALLOCATION	0.48%	K	$21.68	1,092

TARGET 2035 ALLOCATION	0.48%	K	$24.90	710

TARGET 2045 ALLOCATION	0.48%	K	$26.85	368

TARGET 2055 ALLOCATION	0.48%	K	$21.34	10

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$10.56	2,555

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$22.95	3,589

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the direct operating and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,761	$105,853	$373,958	$171,548	$240,488	$51,471
Expenses:
Asset-based charges	13,564	23,101	75,252	37,079	56,614	12,594

Net Investment Income (Loss)	(10,803)	82,752	298,706	134,469	183,874	38,877

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	193,759	(338,404)	(164,041)	(170,184)	170,448	28,204
Net realized gain distribution from the Portfolios	11,537	129,281	459,159	93,177	46,928	156,096

Net realized gain (loss)	205,296	(209,123)	295,118	(77,007)	217,376	184,300

Net change in unrealized appreciation (depreciation) of investments	484,797	466,621	636,237	562,497	670,545	23,590

Net Realized and Unrealized Gain (Loss) on Investments	690,093	257,498	931,355	485,490	887,921	207,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$679,290	$340,250	$1,230,061	$619,959	$1,071,795	$246,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$127,950	$117,747	$57,281	$85,760	$29,564	$262,473
Expenses:
Asset-based charges	31,864	30,107	14,374	19,903	7,533	157,702

Net Investment Income (Loss)	96,086	87,640	42,907	65,857	22,031	104,771

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	57,267	188,237	12,516	29,402	16,154	1,961,620
Net realized gain distribution from the Portfolios	16,495	58,942	14,396	300,735	62,418	2,335,104

Net realized gain (loss)	73,762	247,179	26,912	330,137	78,572	4,296,724

Net change in unrealized appreciation (depreciation) of investments	488,447	323,316	257,158	10,576	31,742	(1,014,663)

Net Realized and Unrealized Gain (Loss) on Investments	562,209	570,495	284,070	340,713	110,314	3,282,061

Net Increase (Decrease) in Net Assets Resulting from Operations	$658,295	$658,135	$326,977	$406,570	$132,345	$3,386,832

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG**	AMERICAN FUNDS IS® 2010 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2015 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2020 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2025 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2030 TARGET DATE FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$244,912	$4	$74	$50	$9,853	$5,315
Expenses:
Asset-based charges	109,756	—	4	4	415	368

Net Investment Income (Loss)	135,156	4	70	46	9,438	4,947

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,647,786	—	—	—	1	—
Net realized gain distribution from the Portfolios	1,280,201	—	—	—	—	—

Net realized gain (loss)	2,927,987	—	—	—	1	—

Net change in unrealized appreciation (depreciation) of investments	360,327	(6)	(74)	(54)	(16,871)	(28,943)

Net Realized and Unrealized Gain (Loss) on Investments	3,288,314	(6)	(74)	(54)	(16,870)	(28,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,423,470	$(2)	$(4)	$(8)	$(7,432)	$(23,996)

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024.

FSA-20

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	AMERICAN FUNDS IS® 2035 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2040 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2045 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2050 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2055 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2060 TARGET DATE FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,059	$24	$10	$7	$773	$790
Expenses:
Asset-based charges	59	1	33	—	49	49

Net Investment Income (Loss)	1,000	23	(23)	7	724	741

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1	—	—	—	—	—
Net realized gain distribution from the Portfolios	—	4	9	8	383	411

Net realized gain (loss)	1	4	9	8	383	411

Net change in unrealized appreciation (depreciation) of investments	(1,160)	(60)	(27)	(32)	(1,247)	(1,248)

Net Realized and Unrealized Gain (Loss) on Investments	(1,159)	(56)	(18)	(24)	(864)	(837)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(159)	$(33)	$(41)	$(17)	$(140)	$(96)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024.

FSA-21

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	AMERICAN FUNDS IS® 2070 TARGET DATE FUND(a)	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$405	$134,257	$627,654	$78,556	$—	$147,968
Expenses:
Asset-based charges	23	149,148	136,356	13,550	44,804	24,217

Net Investment Income (Loss)	382	(14,891)	491,298	65,006	(44,804)	123,751

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	(894,903)	(160,644)	(5,880)	1,162,981	(564,533)
Net realized gain distribution from the Portfolios	146	2,397,288	1,395,197	79,565	510,012	84,743

Net realized gain (loss)	146	1,502,385	1,234,553	73,685	1,672,993	(479,790)

Net change in unrealized appreciation (depreciation) of investments	(1,212)	2,443,786	1,849,440	139,664	558,167	562,613

Net Realized and Unrealized Gain (Loss) on Investments	(1,066)	3,946,171	3,083,993	213,349	2,231,160	82,823

Net Increase (Decrease) in Net Assets Resulting from Operations	$(684)	$3,931,280	$3,575,291	$278,355	$2,186,356	$206,574

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024.

FSA-22

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$451,809	$326,594	$410,714	$1,945,970	$299,929	$456,433
Expenses:
Asset-based charges	83,223	63,176	39,638	885,185	102,295	96,034

Net Investment Income (Loss)	368,586	263,418	371,076	1,060,785	197,634	360,399

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(762,695)	(430,701)	(504,282)	16,079,075	257,359	462,575
Net realized gain distribution from the Portfolios	609,347	—	—	3,705,633	2,120,097	909,895

Net realized gain (loss)	(153,348)	(430,701)	(504,282)	19,784,708	2,377,456	1,372,470

Net change in unrealized appreciation (depreciation) of investments	965,599	448,271	55,964	18,256,276	(60,248)	(1,071,645)

Net Realized and Unrealized Gain (Loss) on Investments	812,251	17,570	(448,318)	38,040,984	2,317,208	300,825

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,180,837	$280,988	$(77,242)	$39,101,769	$2,514,842	$661,224

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/INVESCO COMSTOCK**	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$195,817	$4,189	$—	$504,892	$66,802	$263,300
Expenses:
Asset-based charges	56,639	173,004	345,085	185,944	195,178	248,145

Net Investment Income (Loss)	139,178	(168,815)	(345,085)	318,948	(128,376)	15,155

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	84,207	1,412,348	7,452,488	875,239	1,836,034	912,556
Net realized gain distribution from the Portfolios	1,054,119	2,474,857	3,217,747	4,334,838	2,610,462	5,633,095

Net realized gain (loss)	1,138,326	3,887,205	10,670,235	5,210,077	4,446,496	6,545,651

Net change in unrealized appreciation (depreciation) of investments	285,630	995,912	9,883,602	(48,452)	6,698,557	6,782,364

Net Realized and Unrealized Gain (Loss) on Investments	1,423,956	4,883,117	20,553,837	5,161,625	11,145,053	13,328,015

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,563,134	$4,714,302	$20,208,752	$5,480,573	$11,016,677	$13,343,170

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$169,128	$134,385	$249,240	$170,275	$6,847,984	$1,279,601
Expenses:
Asset-based charges	48,883	70,297	114,845	53,037	1,209,569	244,376

Net Investment Income (Loss)	120,245	64,088	134,395	117,238	5,638,415	1,035,225

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	363,703	(211,867)	856,625	204,929	(4,708,228)	(1,496,347)
Net realized gain distribution from the Portfolios	878,424	791,077	1,432,709	1,151,939	9,496,789	2,728,899

Net realized gain (loss)	1,242,127	579,210	2,289,334	1,356,868	4,788,561	1,232,552

Net change in unrealized appreciation (depreciation) of investments	(27,580)	576,705	462,226	(294,382)	8,293,091	2,845,908

Net Realized and Unrealized Gain (Loss) on Investments	1,214,547	1,155,915	2,751,560	1,062,486	13,081,652	4,078,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,334,792	$1,220,003	$2,885,955	$1,179,724	$18,720,067	$5,113,685

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/PIMCO GLOBAL REAL RETURN**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,516	$315,572	$122,824	$261,292	$—	$361,234
Expenses:
Asset-based charges	11,213	104,733	15,263	33,152	143,782	49,430

Net Investment Income (Loss)	4,303	210,839	107,561	228,140	(143,782)	311,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(272,580)	759,785	(65,202)	(499,607)	2,545,242	(719,672)
Net realized gain distribution from the Portfolios	—	1,277,606	34,740	—	3,072,955	621,147

Net realized gain (loss)	(272,580)	2,037,391	(30,462)	(499,607)	5,618,197	(98,525)

Net change in unrealized appreciation (depreciation) of investments	255,144	(5,004)	115,143	397,728	1,165,306	242,468

Net Realized and Unrealized Gain (Loss) on Investments	(17,436)	2,032,387	84,681	(101,879)	6,783,503	143,943

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,133)	$2,243,226	$192,242	$126,261	$6,639,721	$455,747

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-26

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$657,628	$395,811	$191,775	$3,479	$666,298	$982,342
Expenses:
Asset-based charges	126,863	93,140	51,825	1,186	116,754	378,462

Net Investment Income (Loss)	530,765	302,671	139,950	2,293	549,544	603,880

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	276,423	1,088,361	748,700	25,633	(1,360,410)	552,532
Net realized gain distribution from the Portfolios	1,636,452	410,198	165,960	2,425	—	5,385,573

Net realized gain (loss)	1,912,875	1,498,559	914,660	28,058	(1,360,410)	5,938,105

Net change in unrealized appreciation (depreciation) of investments	(219,144)	283,127	241,129	3,650	983,543	9,515,799

Net Realized and Unrealized Gain (Loss) on Investments	1,693,731	1,781,686	1,155,789	31,708	(376,867)	15,453,904

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,224,496	$2,084,357	$1,295,739	$34,001	$172,677	$16,057,784

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-27

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020*		1290 RETIREMENT 2025*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,803)	$(3,575)	$82,752	$105,593	$298,706	$261,422
Net realized gain (loss)	205,296	(67,687)	(209,123)	(79,275)	295,118	(2,066)
Net change in unrealized appreciation (depreciation) of investments	484,797	304,300	466,621	482,405	636,237	1,136,711

Net increase (decrease) in net assets resulting from operations	679,290	233,038	340,250	508,723	1,230,061	1,396,067

From Contractowners Transactions:
Payments received from contractowners	406,999	675,442	298,729	358,982	1,036,122	1,081,309
Transfers between Variable Investment Options including guaranteed interest account, net	762,797	(417,464)	(970,145)	(20,313)	1,253,469	1,679,151
Redemptions for contract benefits and terminations	(360,291)	(271,136)	(1,748,426)	(1,309,391)	(3,887,515)	(4,492,396)
Contract maintenance charges	(1,463)	(1,745)	(256)	(339)	(907)	(869)

Net increase (decrease) in net assets resulting from contractowners transactions	808,042	(14,903)	(2,420,098)	(971,061)	(1,598,831)	(1,732,805)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	(101)	—	—	—	—

Net Increase (Decrease) in Net Assets	1,487,332	218,034	(2,079,848)	(462,338)	(368,770)	(336,738)
Net Assets — Beginning of Year or Period	1,837,109	1,619,075	5,637,181	6,099,519	15,004,463	15,341,201

Net Assets — End of Year or Period	$3,324,441	$1,837,109	$3,557,333	$5,637,181	$14,635,693	$15,004,463

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 RETIREMENT 2030*		1290 RETIREMENT 2035*		1290 RETIREMENT 2040*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$134,469	$96,412	$183,874	$115,290	$38,877	$38,067
Net realized gain (loss)	(77,007)	(113,819)	217,376	397,619	184,300	25,385
Net change in unrealized appreciation (depreciation) of investments	562,497	631,062	670,545	355,194	23,590	211,031

Net increase (decrease) in net assets resulting from operations	619,959	613,655	1,071,795	868,103	246,767	274,483

From Contractowners Transactions:
Payments received from contractowners	701,261	498,916	1,468,053	932,633	677,079	576,532
Transfers between Variable Investment Options including guaranteed interest account, net	145,049	732,038	209,743	10,001	(1,031,956)	10,886
Redemptions for contract benefits and terminations	(391,859)	(721,687)	(552,084)	(1,624,606)	(169,551)	(118,289)
Contract maintenance charges	(806)	(752)	(1,427)	(1,362)	(895)	(795)

Net increase (decrease) in net assets resulting from contractowners transactions	453,645	508,515	1,124,285	(683,334)	(525,323)	468,334

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	43	—	—	—	(39)

Net Increase (Decrease) in Net Assets	1,073,604	1,122,213	2,196,080	184,769	(278,556)	742,778
Net Assets — Beginning of Year or Period	7,162,343	6,040,130	8,518,552	8,333,783	2,915,234	2,172,456

Net Assets — End of Year or Period	$8,235,947	$7,162,343	$10,714,632	$8,518,552	$2,636,678	$2,915,234

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 RETIREMENT 2045*		1290 RETIREMENT 2050*		1290 RETIREMENT 2055*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$96,086	$66,202	$87,640	$63,145	$42,907	$24,093
Net realized gain (loss)	73,762	215,049	247,179	91,179	26,912	160,972
Net change in unrealized appreciation (depreciation) of investments	488,447	259,245	323,316	372,333	257,158	41,116

Net increase (decrease) in net assets resulting from operations	658,295	540,496	658,135	526,657	326,977	226,181

From Contractowners Transactions:
Payments received from contractowners	1,346,743	1,611,222	1,646,946	1,733,957	1,433,660	813,273
Transfers between Variable Investment Options including guaranteed interest account, net	256,901	(271,922)	(239,544)	(194,365)	(34,768)	18,059
Redemptions for contract benefits and terminations	(419,600)	(662,252)	(435,570)	(194,550)	(189,643)	(686,737)
Contract maintenance charges	(1,578)	(1,526)	(1,788)	(1,640)	(2,578)	(1,649)

Net increase (decrease) in net assets resulting from contractowners transactions	1,182,466	675,522	970,044	1,343,402	1,206,671	142,946

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	(136)	—	(34)

Net Increase (Decrease) in Net Assets	1,840,761	1,216,018	1,628,179	1,869,923	1,533,648	369,093
Net Assets — Beginning of Year or Period	5,414,045	4,198,027	5,258,773	3,388,850	2,069,793	1,700,700

Net Assets — End of Year or Period	$7,254,806	$5,414,045	$6,886,952	$5,258,773	$3,603,441	$2,069,793

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT EQUITY INCOME**		1290 VT GAMCO MERGERS & ACQUISITIONS**		1290 VT GAMCO SMALL COMPANY VALUE**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$65,857	$72,466	$22,031	$25,651	$104,771	$118,145
Net realized gain (loss)	330,137	245,666	78,572	4,285	4,296,724	2,748,233
Net change in unrealized appreciation (depreciation) of investments	10,576	(154,141)	31,742	99,531	(1,014,663)	3,180,253

Net increase (decrease) in net assets resulting from operations	406,570	163,991	132,345	129,467	3,386,832	6,046,631

From Contractowners Transactions:
Payments received from contractowners	267,645	254,382	81,529	108,442	1,113,387	1,290,514
Transfers between Variable Investment Options including guaranteed interest account, net	(700,116)	(1,357,825)	51,478	126,998	435,142	186,981
Redemptions for contract benefits and terminations	(322,655)	(1,514,049)	(376,103)	(265,456)	(6,493,714)	(5,854,964)
Contract maintenance charges	(182)	(237)	(84)	(82)	(1,455)	(1,582)

Net increase (decrease) in net assets resulting from contractowners transactions	(755,308)	(2,617,729)	(243,180)	(30,098)	(4,946,640)	(4,379,051)

Net Increase (Decrease) in Net Assets	(348,738)	(2,453,738)	(110,835)	99,369	(1,559,808)	1,667,580
Net Assets — Beginning of Year or Period	4,108,030	6,561,768	1,572,041	1,472,672	33,409,498	31,741,918

Net Assets — End of Year or Period	$3,759,292	$4,108,030	$1,461,206	$1,572,041	$31,849,690	$33,409,498

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMARTBETA EQUITY ESG**		AMERICAN FUNDS IS® 2010 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2015 TARGET DATE FUND(a)
	2024	2023	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$135,156	$230,946	$4	$70
Net realized gain (loss)	2,927,987	965,342	—	—
Net change in unrealized appreciation (depreciation) of investments	360,327	2,118,518	(6)	(74)

Net increase (decrease) in net assets resulting from operations	3,423,470	3,314,806	(2)	(4)

From Contractowners Transactions:
Payments received from contractowners	686,646	781,246	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	(694,504)	(370,176)	150	5,000
Redemptions for contract benefits and terminations	(4,928,321)	(3,019,873)	—	—
Contract maintenance charges	(1,115)	(1,124)	(1)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,937,294)	(2,609,927)	149	4,999

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—

Net Increase (Decrease) in Net Assets	(1,513,824)	704,879	147	4,995
Net Assets — Beginning of Year or Period	22,461,807	21,756,928	—	—

Net Assets — End of Year or Period	$20,947,983	$22,461,807	$147	$4,995

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024

FSA-32

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS IS® 2020 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2025 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2030 TARGET DATE FUND(a)
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46	$9,438	$4,947
Net realized gain (loss)	—	1	—
Net change in unrealized appreciation (depreciation) of investments	(54)	(16,871)	(28,943)

Net increase (decrease) in net assets resulting from operations	(8)	(7,432)	(23,996)

From Contractowners Transactions:
Payments received from contractowners	—	704	783
Transfers between Variable Investment Options including guaranteed interest account, net	5,075	944,980	1,142,045
Contract maintenance charges	(1)	(5)	(5)

Net increase (decrease) in net assets resulting from contractowners transactions	5,074	945,679	1,142,823

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	14	19

Net Increase (Decrease) in Net Assets	5,066	938,261	1,118,846
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$5,066	$938,261	$1,118,846

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024

FSA-33

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS IS® 2035 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2040 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2045 TARGET DATE FUND(a)
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,000	$23	$(23)
Net realized gain (loss)	1	4	9
Net change in unrealized appreciation (depreciation) of investments	(1,160)	(60)	(27)

Net increase (decrease) in net assets resulting from operations	(159)	(33)	(41)

From Contractowners Transactions:
Payments received from contractowners	1,399	1,801	644
Transfers between Variable Investment Options including guaranteed interest account, net	85,648	150	1,241,032
Contract maintenance charges	(7)	(3)	(5)

Net increase (decrease) in net assets resulting from contractowners transactions	87,040	1,948	1,241,671

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	15

Net Increase (Decrease) in Net Assets	86,881	1,915	1,241,645
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$86,881	$1,915	$1,241,645

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024

FSA-34

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS IS® 2050 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2055 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2060 TARGET DATE FUND(a)
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7	$724	$741
Net realized gain (loss)	8	383	411
Net change in unrealized appreciation (depreciation) of investments	(32)	(1,247)	(1,248)

Net increase (decrease) in net assets resulting from operations	(17)	(140)	(96)

From Contractowners Transactions:
Transfers between Variable Investment Options including guaranteed interest account, net	519	82,459	82,459
Contract maintenance charges	(1)	2	2

Net increase (decrease) in net assets resulting from contractowners transactions	518	82,461	82,461

Net Increase (Decrease) in Net Assets	501	82,321	82,365
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$501	$82,321	$82,365

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024

FSA-35

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS IS® 2070 TARGET DATE FUND(a)	EQ/AB SMALL CAP GROWTH**		EQ/AGGRESSIVE ALLOCATION**
	2024	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$382	$(14,891)	$(9,255)	$491,298	$315,103
Net realized gain (loss)	146	1,502,385	(1,832,612)	1,234,553	(812,455)
Net change in unrealized appreciation (depreciation) of investments	(1,212)	2,443,786	6,896,342	1,849,440	5,288,412

Net increase (decrease) in net assets resulting from operations	(684)	3,931,280	5,054,475	3,575,291	4,791,060

From Contractowners Transactions:
Payments received from contractowners	—	1,305,582	1,108,218	1,374,420	1,199,558
Transfers between Variable Investment Options including guaranteed interest account, net	44,051	(1,373,401)	(1,998,393)	(454,543)	168,298
Redemptions for contract benefits and terminations	—	(6,248,443)	(5,477,498)	(7,403,449)	(4,765,011)
Contract maintenance charges	(3)	(1,294)	(1,437)	(1,962)	(2,129)

Net increase (decrease) in net assets resulting from contractowners transactions	44,048	(6,317,556)	(6,369,110)	(6,485,534)	(3,399,284)

Net Increase (Decrease) in Net Assets	43,364	(2,386,276)	(1,314,635)	(2,910,243)	1,391,776
Net Assets — Beginning of Year or Period	—	31,957,631	33,272,266	29,766,286	28,374,510

Net Assets — End of Year or Period	$43,364	$29,571,355	$31,957,631	$26,856,043	$29,766,286

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024

FSA-36

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/ALL ASSET GROWTH ALLOCATION**		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**		EQ/CONSERVATIVE ALLOCATION**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$65,006	$37,863	$(44,804)	$(30,478)	$123,751	$150,188
Net realized gain (loss)	73,685	(29,485)	1,672,993	355,161	(479,790)	(138,741)
Net change in unrealized appreciation (depreciation) of investments	139,664	292,728	558,167	1,935,788	562,613	533,670

Net increase (decrease) in net assets resulting from operations	278,355	301,106	2,186,356	2,260,471	206,574	545,117

From Contractowners Transactions:
Payments received from contractowners	151,361	199,235	256,831	262,063	194,192	191,073
Transfers between Variable Investment Options including guaranteed interest account, net	358,178	(67,145)	548,733	2,309,884	121,383	(56,329)
Redemptions for contract benefits and terminations	(150,959)	(299,078)	(2,855,196)	(631,123)	(3,197,290)	(978,775)
Contract maintenance charges	(246)	(264)	(514)	(505)	(439)	(515)

Net increase (decrease) in net assets resulting from contractowners transactions	358,334	(167,252)	(2,050,146)	1,940,319	(2,882,154)	(844,546)

Net Increase (Decrease) in Net Assets	636,689	133,854	136,210	4,200,790	(2,675,580)	(299,429)
Net Assets — Beginning of Year or Period	2,465,520	2,331,666	8,242,648	4,041,858	7,159,263	7,458,692

Net Assets — End of Year or Period	$3,102,209	$2,465,520	$8,378,858	$8,242,648	$4,483,683	$7,159,263

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE-PLUS ALLOCATION**		EQ/CORE BOND INDEX**		EQ/CORE PLUS BOND**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$368,586	$323,313	$263,418	$272,313	$371,076	$180,415
Net realized gain (loss)	(153,348)	(605,016)	(430,701)	(284,933)	(504,282)	(396,134)
Net change in unrealized appreciation (depreciation) of investments	965,599	2,285,965	448,271	627,855	55,964	573,297

Net increase (decrease) in net assets resulting from operations	1,180,837	2,004,262	280,988	615,235	(77,242)	357,578

From Contractowners Transactions:
Payments received from contractowners	441,562	661,203	527,478	669,896	291,524	349,142
Transfers between Variable Investment Options including guaranteed interest account, net	(523,854)	(516,831)	(783,132)	2,527,535	237,842	(72,102)
Redemptions for contract benefits and terminations	(4,392,503)	(4,530,334)	(2,411,720)	(3,787,765)	(1,673,474)	(1,387,509)
Contract maintenance charges	(1,130)	(1,302)	(693)	(834)	(358)	(438)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,475,925)	(4,387,264)	(2,668,067)	(591,168)	(1,144,466)	(1,110,907)

Net Increase (Decrease) in Net Assets	(3,295,088)	(2,383,002)	(2,387,079)	24,067	(1,221,708)	(753,329)
Net Assets — Beginning of Year or Period	18,447,235	20,830,237	14,685,606	14,661,539	8,807,544	9,560,873

Net Assets — End of Year or Period	$15,152,147	$18,447,235	$12,298,527	$14,685,606	$7,585,836	$8,807,544

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EQUITY 500 INDEX**		EQ/GLOBAL EQUITY MANAGED VOLATILITY**		EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,060,785	$1,288,259	$197,634	$125,235	$360,399	$293,691
Net realized gain (loss)	19,784,708	13,920,521	2,377,456	903,640	1,372,470	595,241
Net change in unrealized appreciation (depreciation) of investments	18,256,276	20,393,221	(60,248)	2,882,591	(1,071,645)	2,100,884

Net increase (decrease) in net assets resulting from operations	39,101,769	35,602,001	2,514,842	3,911,466	661,224	2,989,816

From Contractowners Transactions:
Payments received from contractowners	6,139,690	5,718,426	905,977	695,020	1,075,494	912,954
Transfers between Variable Investment Options including guaranteed interest account, net	7,025,868	(1,050,823)	(180,484)	(176,446)	(368,565)	36,351
Redemptions for contract benefits and terminations	(31,683,184)	(26,005,249)	(4,681,731)	(3,614,263)	(3,347,824)	(3,113,126)
Contract maintenance charges	(6,763)	(6,721)	(771)	(871)	(733)	(806)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,524,389)	(21,344,367)	(3,957,009)	(3,096,560)	(2,641,628)	(2,164,627)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	20,577,380	14,257,634	(1,442,167)	814,906	(1,980,404)	825,189
Net Assets — Beginning of Year or Period	164,660,764	150,403,130	21,116,330	20,301,424	20,289,765	19,464,576

Net Assets — End of Year or Period	$185,238,144	$164,660,764	$19,674,163	$21,116,330	$18,309,361	$20,289,765

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO COMSTOCK**		EQ/JANUS ENTERPRISE**		EQ/JPMORGAN GROWTH STOCK**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$139,178	$147,771	$(168,815)	$(73,171)	$(345,085)	$(280,554)
Net realized gain (loss)	1,138,326	1,803,782	3,887,205	3,182,080	10,670,235	9,926,354
Net change in unrealized appreciation (depreciation) of investments	285,630	(646,361)	995,912	2,183,069	9,883,602	12,077,155

Net increase (decrease) in net assets resulting from operations	1,563,134	1,305,192	4,714,302	5,291,978	20,208,752	21,722,955

From Contractowners Transactions:
Payments received from contractowners	381,008	369,949	1,346,932	1,297,095	1,983,551	1,904,122
Transfers between Variable Investment Options including guaranteed interest account, net	(23,862)	(2,401,304)	(768,891)	774,755	(717,500)	2,157,408
Redemptions for contract benefits and terminations	(1,734,393)	(1,487,260)	(6,977,387)	(5,711,753)	(17,284,705)	(10,819,501)
Contract maintenance charges	(567)	(628)	(1,735)	(1,883)	(3,318)	(3,143)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,377,814)	(3,519,243)	(6,401,081)	(3,641,786)	(16,021,972)	(6,761,114)

Net Increase (Decrease) in Net Assets	185,320	(2,214,051)	(1,686,779)	1,650,192	4,186,780	14,961,841
Net Assets — Beginning of Year or Period	11,535,218	13,749,269	35,383,319	33,733,127	64,593,872	49,632,031

Net Assets — End of Year or Period	$11,720,538	$11,535,218	$33,696,540	$35,383,319	$68,780,652	$64,593,872

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN VALUE OPPORTUNITIES**		EQ/LARGE CAP GROWTH INDEX**		EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$318,948	$425,970	$(128,376)	$(340)	$15,155	$57,396
Net realized gain (loss)	5,210,077	3,083,180	4,446,496	1,507,282	6,545,651	3,636,946
Net change in unrealized appreciation (depreciation) of investments	(48,452)	332,063	6,698,557	8,611,383	6,782,364	10,886,345

Net increase (decrease) in net assets resulting from operations	5,480,573	3,841,213	11,016,677	10,118,325	13,343,170	14,580,687

From Contractowners Transactions:
Payments received from contractowners	1,317,553	1,279,754	1,385,886	1,157,712	1,002,139	902,371
Transfers between Variable Investment Options including guaranteed interest account, net	(1,382,424)	(1,228,528)	2,186,274	2,725,507	(2,647,491)	631,151
Redemptions for contract benefits and terminations	(6,426,895)	(7,597,307)	(8,713,862)	(4,460,373)	(9,179,728)	(7,255,873)
Contract maintenance charges	(1,816)	(1,880)	(1,712)	(1,617)	(1,819)	(1,903)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,493,582)	(7,547,961)	(5,143,414)	(578,771)	(10,826,899)	(5,724,254)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—	(59)	—

Net Increase (Decrease) in Net Assets	(1,013,009)	(3,706,748)	5,873,263	9,539,554	2,516,214	8,856,433
Net Assets — Beginning of Year or Period	38,421,478	42,128,226	34,379,564	24,840,010	49,126,272	40,269,839

Net Assets — End of Year or Period	$37,408,469	$38,421,478	$40,252,827	$34,379,564	$51,642,486	$49,126,272

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**		EQ/MFS INTERNATIONAL GROWTH**		EQ/MID CAP INDEX**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$120,245	$136,811	$64,088	$137,099	$134,395	$167,771
Net realized gain (loss)	1,242,127	464,014	579,210	380,524	2,289,334	754,558
Net change in unrealized appreciation (depreciation) of investments	(27,580)	684,371	576,705	1,287,536	462,226	2,369,803

Net increase (decrease) in net assets resulting from operations	1,334,792	1,285,196	1,220,003	1,805,159	2,885,955	3,292,132

From Contractowners Transactions:
Payments received from contractowners	343,591	438,154	793,562	801,109	884,412	973,788
Transfers between Variable Investment Options including guaranteed interest account, net	269,436	(289,140)	349,182	170,857	(266,655)	(305,379)
Redemptions for contract benefits and terminations	(2,658,111)	(1,666,751)	(3,274,588)	(2,452,469)	(3,621,225)	(3,467,954)
Contract maintenance charges	(582)	(613)	(773)	(820)	(976)	(1,176)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,045,666)	(1,518,350)	(2,132,617)	(1,481,323)	(3,004,444)	(2,800,721)

Net Increase (Decrease) in Net Assets	(710,874)	(233,154)	(912,614)	323,836	(118,489)	491,411
Net Assets — Beginning of Year or Period	10,210,655	10,443,809	14,046,771	13,722,935	23,251,850	22,760,439

Net Assets — End of Year or Period	$9,499,781	$10,210,655	$13,134,157	$14,046,771	$23,133,361	$23,251,850

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY**		EQ/MODERATE ALLOCATION**		EQ/MODERATE-PLUS ALLOCATION**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,238	$122,327	$5,638,415	$4,059,428	$1,035,225	$687,499
Net realized gain (loss)	1,356,868	392,359	4,788,561	(2,452,725)	1,232,552	(778,412)
Net change in unrealized appreciation (depreciation) of investments	(294,382)	824,761	8,293,091	26,767,011	2,845,908	7,301,718

Net increase (decrease) in net assets resulting from operations	1,179,724	1,339,447	18,720,067	28,373,714	5,113,685	7,210,805

From Contractowners Transactions:
Payments received from contractowners	439,152	518,851	19,361,736	19,950,995	1,745,025	2,019,556
Transfers between Variable Investment Options including guaranteed interest account, net	(260,848)	(834,260)	(9,150,822)	(4,708,051)	(1,981,494)	(605,592)
Redemptions for contract benefits and terminations	(1,540,397)	(2,403,242)	(44,069,235)	(38,285,462)	(7,243,281)	(10,364,787)
Contract maintenance charges	(641)	(720)	(41,880)	(44,023)	(2,879)	(3,208)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,362,734)	(2,719,371)	(33,900,201)	(23,086,541)	(7,482,629)	(8,954,031)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	4,727	—	—

Net Increase (Decrease) in Net Assets	(183,010)	(1,379,924)	(15,180,134)	5,291,900	(2,368,944)	(1,743,226)
Net Assets — Beginning of Year or Period	11,014,016	12,393,940	253,058,880	247,766,980	50,843,034	52,586,260

Net Assets — End of Year or Period	$10,831,006	$11,014,016	$237,878,746	$253,058,880	$48,474,090	$50,843,034

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-43

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO GLOBAL REAL RETURN**		EQ/SMALL COMPANY INDEX**		EQUITABLE CONSERVATIVE GROWTH MF/ETF**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,303	$27,534	$210,839	$186,471	$107,561	$69,562
Net realized gain (loss)	(272,580)	(398,873)	2,037,391	680,719	(30,462)	(123,704)
Net change in unrealized appreciation (depreciation) of investments	255,144	471,161	(5,004)	2,488,800	115,143	306,338

Net increase (decrease) in net assets resulting from operations	(13,133)	99,822	2,243,226	3,355,990	192,242	252,196

From Contractowners Transactions:
Payments received from contractowners	130,059	143,838	819,395	964,463	124,957	152,836
Transfers between Variable Investment Options including guaranteed interest account, net	(89,374)	(185,180)	(697,847)	(369,536)	471,744	220,968
Redemptions for contract benefits and terminations	(631,835)	(215,022)	(3,018,412)	(3,826,619)	(149,809)	(468,648)
Contract maintenance charges	(108)	(121)	(1,033)	(1,000)	(159)	(170)

Net increase (decrease) in net assets resulting from contractowners transactions	(591,258)	(256,485)	(2,897,897)	(3,232,692)	446,733	(95,014)

Net Increase (Decrease) in Net Assets	(604,391)	(156,663)	(654,671)	123,298	638,975	157,182
Net Assets — Beginning of Year or Period	2,625,690	2,782,353	22,142,639	22,019,341	3,035,039	2,877,857

Net Assets — End of Year or Period	$2,021,299	$2,625,690	$21,487,968	$22,142,639	$3,674,014	$3,035,039

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-44

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER CORE BOND**		MULTIMANAGER TECHNOLOGY**		TARGET 2015 ALLOCATION**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$228,140	$193,257	$(143,782)	$(99,975)	$311,804	$228,773
Net realized gain (loss)	(499,607)	(541,877)	5,618,197	(3,580,014)	(98,525)	(621,721)
Net change in unrealized appreciation (depreciation) of investments	397,728	664,854	1,165,306	12,344,332	242,468	1,530,346

Net increase (decrease) in net assets resulting from operations	126,261	316,234	6,639,721	8,664,343	455,747	1,137,398

From Contractowners Transactions:
Payments received from contractowners	326,570	314,212	913,961	722,648	(628)	725
Transfers between Variable Investment Options including guaranteed interest account, net	277,456	(85,899)	(443,084)	2,613,110	(448,078)	(570,536)
Redemptions for contract benefits and terminations	(1,364,235)	(2,214,733)	(3,667,161)	(3,569,918)	(1,600,487)	(3,370,047)
Contract maintenance charges	(336)	(332)	(1,034)	(968)	(388)	(527)

Net increase (decrease) in net assets resulting from contractowners transactions	(760,545)	(1,986,752)	(3,197,318)	(235,128)	(2,049,581)	(3,940,385)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	—	33	(34)

Net Increase (Decrease) in Net Assets	(634,284)	(1,670,518)	3,442,403	8,429,215	(1,593,801)	(2,803,021)
Net Assets — Beginning of Year or Period	6,717,778	8,388,296	26,252,029	17,822,814	11,048,806	13,851,827

Net Assets — End of Year or Period	$6,083,494	$6,717,778	$29,694,432	$26,252,029	$9,455,005	$11,048,806

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-45

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2025 ALLOCATION**		TARGET 2035 ALLOCATION**		TARGET 2045 ALLOCATION**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$530,765	$455,350	$302,671	$266,002	$139,950	$128,356
Net realized gain (loss)	1,912,875	1,013,450	1,498,559	957,861	914,660	558,373
Net change in unrealized appreciation (depreciation) of investments	(219,144)	2,049,478	283,127	1,646,020	241,129	1,003,829

Net increase (decrease) in net assets resulting from operations	2,224,496	3,518,278	2,084,357	2,869,883	1,295,739	1,690,558

From Contractowners Transactions:
Payments received from contractowners	(5,519)	(748)	56	(2,961)	281	—
Transfers between Variable Investment Options including guaranteed interest account, net	(188,073)	(39,122)	(374,521)	(126,331)	(188,298)	(386,137)
Redemptions for contract benefits and terminations	(5,705,084)	(4,817,763)	(3,263,210)	(2,454,914)	(1,821,047)	(826,913)
Contract maintenance charges	(1,107)	(1,505)	(1,083)	(1,248)	(1,258)	(1,476)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,899,783)	(4,859,138)	(3,638,758)	(2,585,454)	(2,010,322)	(1,214,526)

Net Increase (Decrease) in Net Assets	(3,675,287)	(1,340,860)	(1,554,401)	284,429	(714,583)	476,032
Net Assets — Beginning of Year or Period	27,373,703	28,714,563	19,252,799	18,968,370	10,595,313	10,119,281

Net Assets — End of Year or Period	$23,698,416	$27,373,703	$17,698,398	$19,252,799	$9,880,730	$10,595,313

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-46

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2055 ALLOCATION**		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,293	$2,669	$549,544	$429,334	$603,880	$436,073
Net realized gain (loss)	28,058	28,871	(1,360,410)	(1,419,482)	5,938,105	2,690,701
Net change in unrealized appreciation (depreciation) of investments	3,650	20,923	983,543	1,963,342	9,515,799	11,012,281

Net increase (decrease) in net assets resulting from operations	34,001	52,463	172,677	973,194	16,057,784	14,139,055

From Contractowners Transactions:
Payments received from contractowners	7	—	1,368,422	1,277,360	4,166,998	4,456,897
Transfers between Variable Investment Options including guaranteed interest account, net	(2,726)	(969)	8,521,412	3,233,504	742,983	2,241,709
Redemptions for contract benefits and terminations	(75,752)	(154,942)	(5,074,484)	(3,081,709)	(8,422,253)	(6,807,568)
Contract maintenance charges	(182)	(214)	(931)	(965)	(3,131)	(2,860)

Net increase (decrease) in net assets resulting from contractowners transactions	(78,653)	(156,125)	4,814,419	1,428,190	(3,515,403)	(111,822)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	—	(42)	—	—

Net Increase (Decrease) in Net Assets	(44,652)	(103,662)	4,987,096	2,401,342	12,542,381	14,027,233
Net Assets — Beginning of Year or Period	259,011	362,673	21,987,713	19,586,371	69,849,896	55,822,663

Net Assets — End of Year or Period	$214,359	$259,011	$26,974,809	$21,987,713	$82,392,277	$69,849,896

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial

FSA-47

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 AVANTIS® U.S. LARGE CAP GROWTH	I	99	(49)	50	57	(57)	—

1290 RETIREMENT 2020	I	28	(214)	(186)	33	(115)	(82)

1290 RETIREMENT 2025	I	321	(433)	(112)	227	(371)	(144)

1290 RETIREMENT 2030	I	133	(102)	31	136	(98)	38

1290 RETIREMENT 2035	I	257	(162)	95	95	(151)	(56)

1290 RETIREMENT 2040	I	44	(82)	(38)	62	(26)	36

1290 RETIREMENT 2045	I	107	(26)	81	126	(74)	52

1290 RETIREMENT 2050	I	116	(51)	65	126	(23)	103

1290 RETIREMENT 2055	I	102	(22)	80	60	(49)	11

1290 VT EQUITY INCOME	K	16	(42)	(26)	43	(152)	(109)

1290 VT GAMCO MERGERS & ACQUISITIONS	K	16	(31)	(15)	30	(32)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	K	83	(189)	(106)	85	(194)	(109)

1290 VT SMARTBETA EQUITY ESG	K	38	(342)	(304)	132	(328)	(196)

AMERICAN FUNDS IS® 2010 TARGET DATE FUND	I	—	—	—	—	—	—

AMERICAN FUNDS IS® 2015 TARGET DATE FUND	I	1	—	1	—	—	—

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	I	1	—	1	—	—	—

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	I	95	—	95	—	—	—

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	I	113	—	113	—	—	—

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	I	9	—	9	—	—	—

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	I	—	—	—	—	—	—

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	I	125	—	125	—	—	—

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	I	—	—	—	—	—	—

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	I	8	—	8	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
AMERICAN FUNDS IS® 2060 TARGET DATE FUND	I	8	—	8	—	—	—

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	I	4	—	4	—	—	—

EQ/AB SMALL CAP GROWTH	K	66	(226)	(160)	100	(292)	(192)

EQ/AGGRESSIVE ALLOCATION	K	100	(356)	(256)	92	(250)	(158)

EQ/ALL ASSET GROWTH ALLOCATION	K	38	(20)	18	18	(28)	(10)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	98	(142)	(44)	109	(45)	64

EQ/CONSERVATIVE ALLOCATION	K	33	(261)	(228)	24	(94)	(70)

EQ/CONSERVATIVE-PLUS ALLOCATION	K	28	(287)	(259)	41	(321)	(280)

EQ/CORE BOND INDEX	K	148	(375)	(227)	319	(371)	(52)

EQ/CORE PLUS BOND	K	111	(213)	(102)	96	(200)	(104)

EQ/EQUITY 500 INDEX	K	352	(717)	(365)	319	(887)	(568)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	58	(267)	(209)	48	(248)	(200)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	82	(280)	(198)	116	(303)	(187)

EQ/INVESCO COMSTOCK	K	64	(124)	(60)	55	(232)	(177)

EQ/JANUS ENTERPRISE	K	42	(215)	(173)	99	(218)	(119)

EQ/JPMORGAN GROWTH STOCK	K	131	(405)	(274)	184	(350)	(166)

EQ/JPMORGAN VALUE OPPORTUNITIES	K	76	(238)	(162)	108	(332)	(224)

EQ/LARGE CAP GROWTH INDEX	K	139	(222)	(83)	191	(207)	(16)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	25	(220)	(195)	50	(191)	(141)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	51	(126)	(75)	68	(135)	(67)

EQ/MFS INTERNATIONAL GROWTH	K	92	(185)	(93)	133	(210)	(77)

EQ/MID CAP INDEX	K	56	(143)	(87)	81	(176)	(95)

EQ/MID CAP VALUE MANAGED VOLATILITY	K	25	(69)	(44)	18	(119)	(101)

EQ/MODERATE ALLOCATION	K	362	(2,204)	(1,842)	540	(1,957)	(1,417)

EQ/MODERATE-PLUS ALLOCATION	K	59	(396)	(337)	122	(588)	(466)

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
EQ/PIMCO GLOBAL REAL RETURN	K	22	(78)	(56)	60	(85)	(25)

EQ/SMALL COMPANY INDEX	K	82	(167)	(85)	89	(197)	(108)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	48	(25)	23	37	(44)	(7)

MULTIMANAGER CORE BOND	K	156	(225)	(69)	93	(286)	(193)

MULTIMANAGER TECHNOLOGY	K	136	(183)	(47)	236	(242)	(6)

TARGET 2015 ALLOCATION	K	2	(122)	(120)	—	(250)	(250)

TARGET 2025 ALLOCATION	K	—	(276)	(276)	—	(260)	(260)

TARGET 2035 ALLOCATION	K	—	(149)	(149)	—	(126)	(126)

TARGET 2045 ALLOCATION	K	—	(77)	(77)	—	(55)	(55)

TARGET 2055 ALLOCATION	K	—	(4)	(4)	—	(9)	(9)

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	1,174	(718)	456	702	(567)	135

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	472	(630)	(158)	706	(713)	(7)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-50

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account No. 206 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”), is organized as a unit investment trust, a type of investment company, and is maintained under New York Insurance Law. The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of 1290 Trust, American Funds Insurance Series®, EQ Advisors Trust (“EQAT”) and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

1290 Trust*

•	1290 Avantis® U.S. Large Cap Growth
•	1290 Retirement 2020
•	1290 Retirement 2025
•	1290 Retirement 2030
•	1290 Retirement 2035
•	1290 Retirement 2040
•	1290 Retirement 2045
•	1290 Retirement 2050
•	1290 Retirement 2055

American Funds Insurance Series®

•	American Funds IS® 2010 Target Date Fund
•	American Funds IS® 2015 Target Date Fund
•	American Funds IS® 2020 Target Date Fund
•	American Funds IS® 2025 Target Date Fund
•	American Funds IS® 2030 Target Date Fund
•	American Funds IS® 2035 Target Date Fund
•	American Funds IS® 2040 Target Date Fund
•	American Funds IS® 2045 Target Date Fund
•	American Funds IS® 2050 Target Date Fund
•	American Funds IS® 2055 Target Date Fund
•	American Funds IS® 2060 Target Date Fund
•	American Funds IS® 2065 Target Date Fund(1)
•	American Funds IS® 2070 Target Date Fund

EQ Advisors Trust*

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/All Asset Growth Allocation
•	EQ/Clearbridge Large Cap Growth ESG
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Managed Volatility
•	EQ/MFS International Growth
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/PIMCO Global Real Return
•	EQ/Small Company Index
•	Equitable Conservative Growth MF/ETF
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio

(1)	The Variable Investment Option became available during 2024, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements”
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

The Account is used to fund benefits for a deferred group annuity Contract (“Contract”), issued by Equitable Financial, including the Members Retirement Plan (“MRP”), Volume Submitter Plan and individually designed plans (collectively, the “ADA Program or “the Plan”). Through trusts (“Plan Trusts”) maintained under the ADA Program, contributions are allocated into the Variable Investment Options available in the Account based on the terms of the Plan. The ADA Program provides members of the American Dental Association and their eligible employees retirement savings accumulation, on a tax-deferred basis.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises principally from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to program expense charges, other expenses and direct operating expense charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account. In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances.

The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-52

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the plans (but exclude amounts allocated to the Money Market Guarantee Account of Separate Account No. 43 (“Separate Account No. 43”) and the General Account, reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options are amounts that participants have directed to be moved among Portfolios. Contractowners may also make permitted transfers to and from the Money Market Guarantee Account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Financial’s General Account to provide for other policy benefits, as required by state insurance law. Equitable Financial’s General Account is subject to creditors rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the plans and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax, based on net income or realized and unrealized capital gains, is currently applicable to the plans participating in the Account, by reason of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of the plans participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-53

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 Avantis® U.S. Large Cap Growth	$1,676,147	$866,229
1290 Retirement 2020	589,544	2,797,112
1290 Retirement 2025	5,006,393	5,843,352
1290 Retirement 2030	2,052,052	1,368,020
1290 Retirement 2035	3,751,608	2,392,058
1290 Retirement 2040	855,979	1,185,708
1290 Retirement 2045	1,721,842	424,196
1290 Retirement 2050	1,900,619	781,608
1290 Retirement 2055	1,615,569	350,149
1290 VT Equity Income	830,806	1,218,514
1290 VT GAMCO Mergers & Acquisitions	345,812	504,200
1290 VT GAMCO Small Company Value	6,588,833	9,087,201
1290 VT SmartBeta Equity ESG	2,122,987	5,641,770
American Funds IS® 2010 Target Date Fund	153	—
American Funds IS® 2015 Target Date Fund	5,074	3
American Funds IS® 2020 Target Date Fund	5,125	3
American Funds IS® 2025 Target Date Fund	955,530	82
American Funds IS® 2030 Target Date Fund	1,148,138	—
American Funds IS® 2035 Target Date Fund	88,105	32
American Funds IS® 2040 Target Date Fund	1,979	3
American Funds IS® 2045 Target Date Fund	1,241,694	5
American Funds IS® 2050 Target Date Fund	533	—
American Funds IS® 2055 Target Date Fund	83,617	15
American Funds IS® 2060 Target Date Fund	83,662	15
American Funds IS® 2070 Target Date Fund	44,602	8
EQ/AB Small Cap Growth	5,151,317	9,078,921
EQ/Aggressive Allocation	4,607,615	9,200,469
EQ/All Asset Growth Allocation	915,642	411,787
EQ/Clearbridge Large Cap Growth ESG	4,512,733	6,095,478
EQ/Conservative Allocation	660,874	3,334,135
EQ/Conservative-Plus Allocation	1,546,141	5,041,182
EQ/Core Bond Index	2,073,180	4,475,330

FSA-54

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Core Plus Bond	$1,653,893	$2,425,372
EQ/Equity 500 Index	22,233,112	35,936,611
EQ/Global Equity Managed Volatility	3,525,509	5,159,814
EQ/International Core Managed Volatility	2,462,000	3,828,797
EQ/Invesco Comstock	2,792,928	2,974,592
EQ/Janus Enterprise	4,008,128	8,093,721
EQ/JPMorgan Growth Stock	10,673,920	23,804,571
EQ/JPMorgan Value Opportunities	7,934,348	9,763,809
EQ/Large Cap Growth Index	10,145,171	12,794,505
EQ/Large Cap Growth Managed Volatility	7,306,819	12,471,215
EQ/Large Cap Value Managed Volatility	2,449,927	3,494,350
EQ/MFS International Growth	2,970,301	4,244,183
EQ/Mid Cap Index	3,632,694	5,063,724
EQ/Mid Cap Value Managed Volatility	2,127,585	2,218,145
EQ/Moderate Allocation	22,897,106	41,600,909
EQ/Moderate-Plus Allocation	5,300,498	9,006,354
EQ/PIMCO Global Real Return	255,158	842,509
EQ/Small Company Index	4,438,455	5,842,359
Equitable Conservative Growth MF/ETF	1,049,083	458,923
Multimanager Core Bond	1,943,494	2,474,210
Multimanager Technology	11,872,719	12,132,155
Target 2015 Allocation	1,014,153	2,128,675
Target 2025 Allocation	2,294,083	6,021,202
Target 2035 Allocation	806,009	3,727,399
Target 2045 Allocation	357,736	2,059,659
Target 2055 Allocation	5,904	79,820
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	12,994,151	7,620,900
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio	16,194,676	13,694,978

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I and Class R shares and EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class IB and Class R shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as the investment advisor of the Portfolios of 1290 Funds. EIMG, a wholly-owned subsidiary of Equitable Financial, serves as the investment adviser of the

FSA-55

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

Portfolios EQAT. EIM and EIMG either (1) directly manage the Portfolios or (2) contract with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM and EIMG receive management fees for services performed in its capacity as the investment adviser of the Portfolios of 1290 Funds and EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM serves as the administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.29% to a high of 2.32% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2024, there were no 12b-1 fees or additional payments from the unaffiliated portfolios. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as investment sub-advisor for a number of Portfolios in the Trusts, including EQ/AB Small Cap Growth, EQ/Equity 500 Index, EQ/Large Cap Growth Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Certain other expenses are charged directly to the Variable Investment Options. These include SEC filing fees and certain related expenses such as printing of SEC filings, prospectuses and reports, mailing costs, custodians’ fees, financial account costs, outside auditing and legal expenses, and other cost related to the ADA Program (“direct operating expenses”).

Equitable Financial is the distributor of the MRP Group Annuity Contract. While Equitable Financial does not receive any commissions based upon the units outstanding in the Account, Equitable Financial employees receive incentive compensation, based upon sales and first year contribution amounts, for performing marketing and service functions for the MRP Group Annuity Contract.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

The following table outlines charges and expenses that result in deductions from the assets in the Plan Trusts and Plans, or liquidations of fund value. Charges and expenses based on the value of assets in the Plan Trusts and Plans generally reduce the unit values of the Portfolios, or rates credited to the guaranteed options. Other Plan Trusts and Plan expenses reduce the number of units in the Portfolios, or dollars in the guaranteed options. Generally, charges and expenses that reduce account values, or units held in the Portfolios, are used to reimburse Equitable Financial for the cost of maintaining and administering the Plan Trusts and Plans and Portfolios.

Charges	When charge is deducted	Amount deducted	How deducted

Program expense charge	Daily	12 month periods beginning May 1, 2024 – 0.48% (maximum 1.00%) Prior to May 1, 2023 – 0.48% (maximum 1.00%)	Deducted from the net unit value based on the value of assets in the Plan Trusts

FSA-56

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Direct operating expense charge	Daily	12 month periods beginning May 1, 2024 and 2023 – 0.01%	Deducted from the net unit value based on the value of assets in the Plan Trusts

Record maintenance and report fee	Quarterly	Members Retirement Plan and Volume Submitter Plan – $3 Investment Only – $1	Unit liquidation of account value or dollar liquidation in the guaranteed options

Annuity administrative charge	Upon purchase of an annuity payout option	$350	Deducted from the amount used to purchase an annuity payout option

State premium and other applicable taxes	Upon payment of premium	Varies by state and ranges from 0.00% to 1.00%	Deducted from the amount used to purchase an annuity payout option

8.	Financial Highlights

Shown below is accumulation unit value information, investment income ratio and total return for units outstanding at the period indicated. The contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded.

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****
1290 Avantis® U.S. Large Cap Growth (Class I)
2024	177	$ 3,324	$18.74	0.48%	0.10%	29.51%
2023	127	$ 1,837	$14.47	0.48%	0.29%	13.14%
2022	127	$ 1,619	$12.79	0.46%	2.04%	(14.28)%
2021	107	$ 1,594	$14.92	0.46%	1.51%	18.60%
2020	67	$ 846	$12.58	0.47%	2.03%	6.43%

1290 Retirement 2020 (Class I)
2024	270	$ 3,555	$13.17	0.48%	2.22%	6.64%
2023	456	$ 5,635	$12.35	0.48%	2.27%	8.91%
2022	538	$ 6,098	$11.34	0.46%	2.34%	(13.44)%
2021	683	$ 8,946	$13.10	0.46%	1.21%	8.35%
2020	760	$ 9,185	$12.09	0.47%	1.91%	6.43%

1290 Retirement 2025 (Class I)
2024	1,064	$14,625	$13.75	0.48%	2.41%	7.76%
2023	1,176	$14,996	$12.76	0.48%	2.22%	9.91%
2022	1,320	$15,335	$11.61	0.46%	2.13%	(13.87)%
2021	1,512	$20,385	$13.48	0.46%	1.23%	10.22%
2020	1,719	$21,028	$12.23	0.47%	1.81%	6.53%

1290 Retirement 2030 (Class I)
2024	580	$ 8,235	$14.19	0.48%	2.25%	8.74%
2023	549	$ 7,162	$13.05	0.48%	2.00%	10.50%
2022	511	$ 6,040	$11.81	0.46%	2.26%	(14.05)%
2021	489	$ 6,715	$13.74	0.46%	1.56%	12.07%
2020	250	$ 3,070	$12.26	0.47%	1.82%	6.24%

FSA-57

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

1290 Retirement 2035 (Class I)
2024	735	$10,712	$14.57	0.48%	2.06%	9.55%
2023	640	$ 8,518	$13.30	0.48%	1.90%	11.02%
2022	696	$ 8,334	$11.98	0.46%	2.12%	(14.12)%
2021	706	$ 9,839	$13.95	0.46%	1.29%	13.05%
2020	567	$ 6,989	$12.34	0.47%	1.84%	6.56%

1290 Retirement 2040 (Class I)
2024	174	$ 2,636	$15.13	0.48%	1.98%	10.28%
2023	212	$ 2,915	$13.72	0.48%	2.07%	11.36%
2022	176	$ 2,172	$12.32	0.46%	2.23%	(14.03)%
2021	114	$ 1,639	$14.33	0.46%	1.38%	14.27%
2020	68	$ 851	$12.54	0.47%	1.69%	7.64%

1290 Retirement 2045 (Class I)
2024	471	$ 7,253	$15.41	0.48%	1.95%	10.94%
2023	390	$ 5,414	$13.89	0.48%	1.91%	11.93%
2022	338	$ 4,198	$12.41	0.46%	2.19%	(14.18)%
2021	279	$ 4,038	$14.46	0.46%	1.16%	15.40%
2020	270	$ 3,377	$12.53	0.47%	1.73%	7.28%

1290 Retirement 2050 (Class I)
2024	439	$ 6,886	$15.68	0.48%	1.90%	11.60%
2023	374	$ 5,259	$14.05	0.48%	1.97%	12.40%
2022	271	$ 3,389	$12.50	0.46%	2.35%	(14.15)%
2021	171	$ 2,493	$14.56	0.46%	1.25%	16.39%
2020	131	$ 1,643	$12.51	0.47%	2.11%	6.65%

1290 Retirement 2055 (Class I)
2024	226	$ 3,603	$15.94	0.48%	1.94%	12.41%
2023	146	$ 2,070	$14.18	0.48%	1.79%	12.81%
2022	135	$ 1,701	$12.57	0.46%	2.32%	(14.43)%
2021	96	$ 1,415	$14.69	0.46%	1.31%	17.61%
2020	66	$ 827	$12.49	0.47%	2.09%	6.03%

1290 VT Equity Income (Class K)
2024	133	$ 3,754	$28.22	0.48%	2.09%	9.55%
2023	159	$ 4,104	$25.76	0.48%	2.06%	5.19%
2022	268	$ 6,558	$24.49	0.46%	1.96%	2.86%
2021	260	$ 6,200	$23.81	0.46%	1.97%	26.11%
2020	226	$ 4,272	$18.88	0.47%	2.00%	(4.74)%

1290 VT GAMCO Mergers & Acquisitions (Class K)
2024	88	$ 1,461	$16.63	0.48%	1.90%	8.84%
2023	103	$ 1,572	$15.28	0.48%	2.24%	9.22%
2022	105	$ 1,472	$13.99	0.46%	0.47%	(6.17)%
2021	121	$ 1,803	$14.91	0.46%	0.83%	11.10%
2020	137	$ 1,843	$13.42	0.47%	0.34%	(1.47)%

1290 VT GAMCO Small Company Value (Class K)
2024	634	$31,818	$50.22	0.48%	0.81%	11.30%
2023	740	$33,387	$45.12	0.48%	0.84%	20.80%
2022	849	$31,728	$37.35	0.46%	0.75%	(10.88)%
2021	995	$41,682	$41.91	0.46%	0.86%	24.88%
2020	1,075	$36,074	$33.56	0.47%	0.92%	9.24%

1290 VT SmartBeta Equity ESG (Class K)
2024	1,238	$20,932	$16.90	0.48%	1.08%	16.07%
2023	1,542	$22,455	$14.56	0.48%	1.53%	16.29%
2022	1,738	$21,757	$12.52	0.46%	1.40%	(14.71)%
2021	1,893	$27,793	$14.68	0.46%	1.45%	22.74%
2020	2,152	$25,727	$11.96	0.47%	0.80%	19.12%

FSA-58

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

American Funds IS® 2010 Target Date Fund (Class I)
2024	—	$ —	$ 9.87	0.48%	12.68%	(1.89)%

American Funds IS® 2015 Target Date Fund (Class I)
2024	1	$ 5	$ 9.88	0.48%	1.80%	(1.79)%

American Funds IS® 2020 Target Date Fund (Class I)
2024	1	$ 5	$ 9.86	0.48%	1.21%	(1.99)%

American Funds IS® 2025 Target Date Fund (Class I)
2024	95	$ 938	$ 9.85	0.48%	2.34%	(2.09)%

American Funds IS® 2030 Target Date Fund (Class I)
2024	113	$ 1,119	$ 9.89	0.48%	1.43%	(1.69)%

American Funds IS® 2035 Target Date Fund (Class I)
2024	9	$ 87	$ 9.90	0.48%	1.76%	(1.79)%

American Funds IS® 2040 Target Date Fund (Class I)
2024	—	$ 2	$ 9.91	0.48%	3.84%	(1.78)%

American Funds IS® 2045 Target Date Fund (Class I)
2024	125	$ 1,242	$ 9.94	0.48%	0.03%	(1.49)%

American Funds IS® 2050 Target Date Fund (Class I)
2024	—	$ 1	$ 9.92	0.48%	6.48%	(1.68)%

American Funds IS® 2055 Target Date Fund (Class I)
2024	8	$ 82	$ 9.92	0.48%	1.57%	(1.68)%

American Funds IS® 2060 Target Date Fund (Class I)
2024	8	$ 82	$ 9.90	0.48%	1.61%	(1.88)%

American Funds IS® 2070 Target Date Fund (Class I)
2024	4	$ 43	$ 9.88	0.48%	1.72%	(1.98)%

EQ/AB Small Cap Growth (Class K)
2024	702	$29,551	$42.11	0.48%	0.44%	13.63%
2023	862	$31,947	$37.06	0.48%	0.45%	17.46%
2022	1,054	$33,267	$31.55	0.46%	0.35%	(28.60)%
2021	1,205	$53,245	$44.19	0.46%	0.00%	12.67%
2020	1,254	$49,169	$39.22	0.47%	0.29%	35.76%

EQ/Aggressive Allocation (Class K)
2024	990	$26,839	$27.10	0.48%	2.23%	13.48%
2023	1,246	$29,756	$23.88	0.48%	1.57%	18.16%
2022	1,404	$28,369	$20.21	0.46%	1.11%	(18.54)%
2021	1,518	$37,665	$24.81	0.46%	4.21%	16.92%
2020	1,703	$36,130	$21.22	0.47%	3.03%	15.14%

EQ/All Asset Growth Allocation (Class K)
2024	150	$ 3,101	$20.71	0.48%	2.81%	10.93%
2023	132	$ 2,464	$18.67	0.48%	1.98%	13.91%
2022	142	$ 2,331	$16.39	0.46%	1.66%	(14.68)%
2021	132	$ 2,528	$19.21	0.46%	4.16%	10.72%
2020	127	$ 2,200	$17.35	0.47%	1.29%	12.01%

FSA-59

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

EQ/ClearBridge Large Cap Growth ESG (Class K)
2024	179	$ 8,368	$46.67	0.48%	0.00%	26.48%
2023	223	$ 8,236	$36.90	0.48%	0.00%	45.56%
2022	159	$ 4,039	$25.35	0.46%	0.00%	(32.27)%
2021	218	$ 8,168	$37.43	0.46%	0.00%	21.45%
2020	243	$ 7,481	$30.82	0.47%	0.00%	30.54%

EQ/Conservative Allocation (Class K)
2024	342	$ 4,482	$13.11	0.48%	2.96%	4.38%
2023	570	$ 7,158	$12.56	0.48%	2.54%	7.72%
2022	640	$ 7,458	$11.66	0.46%	1.68%	(12.79)%
2021	658	$ 8,800	$13.37	0.46%	1.50%	2.53%
2020	851	$ 11,096	$13.04	0.47%	2.15%	7.06%

EQ/Conservative-Plus Allocation (Class K)
2024	861	$ 15,142	$17.58	0.48%	2.63%	6.80%
2023	1,120	$ 18,440	$16.46	0.48%	2.10%	10.69%
2022	1,400	$ 20,825	$14.87	0.46%	1.46%	(14.74)%
2021	1,698	$ 29,618	$17.44	0.46%	2.28%	6.47%
2020	1,833	$ 30,025	$16.38	0.47%	2.31%	9.79%

EQ/Core Bond Index (Class K)
2024	1,028	$ 12,292	$11.95	0.48%	2.51%	2.14%
2023	1,255	$ 14,680	$11.70	0.48%	2.45%	4.37%
2022	1,307	$ 14,657	$11.21	0.46%	1.81%	(8.94)%
2021	1,453	$ 17,894	$12.31	0.46%	1.52%	(2.38)%
2020	1,724	$ 21,730	$12.61	0.47%	1.65%	5.88%

EQ/Core Plus Bond (Class K)
2024	681	$ 7,582	$11.14	0.48%	5.03%	(0.89)%
2023	783	$ 8,804	$11.24	0.48%	2.50%	4.27%
2022	887	$ 9,557	$10.78	0.46%	2.49%	(13.06)%
2021	1,080	$ 13,394	$12.40	0.46%	1.46%	(1.90)%
2020	1,252	$ 15,826	$12.64	0.47%	2.55%	14.60%

EQ/Equity 500 Index (Class K)
2024	3,557	$185,099	$52.04	0.48%	1.07%	24.02%
2023	3,922	$164,589	$41.96	0.48%	1.29%	25.29%
2022	4,490	$150,372	$33.49	0.46%	1.29%	(18.71)%
2021	4,616	$190,179	$41.20	0.46%	1.06%	27.71%
2020	4,892	$157,823	$32.26	0.47%	1.44%	17.48%

EQ/Global Equity Managed Volatility (Class K)
2024	1,013	$19,660	$19.41	0.48%	1.42%	12.39%
2023	1,222	$21,107	$17.27	0.48%	1.09%	21.02%
2022	1,422	$20,297	$14.27	0.46%	0.58%	(21.12)%
2021	1,574	$28,471	$18.09	0.46%	1.09%	15.66%
2020	1,742	$27,256	$15.64	0.47%	0.86%	13.99%

EQ/International Core Managed Volatility (Class K)
2024	1,391	$18,301	$13.16	0.48%	2.31%	3.05%
2023	1,589	$20,282	$12.77	0.48%	1.98%	16.51%
2022	1,776	$19,460	$10.96	0.46%	1.45%	(14.31)%
2021	1,957	$25,019	$12.79	0.46%	2.55%	9.79%
2020	2,015	$23,469	$11.65	0.47%	1.66%	8.27%

EQ/Invesco Comstock (Class K)
2024	471	$11,716	$24.86	0.48%	1.68%	14.56%
2023	531	$11,533	$21.70	0.48%	1.72%	11.74%
2022	708	$13,748	$19.42	0.46%	1.90%	0.31%
2021	712	$13,780	$19.36	0.46%	1.49%	32.69%
2020	638	$ 9,313	$14.59	0.47%	2.08%	(1.02)%

FSA-60

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

EQ/Janus Enterprise (Class K)
2024	880	$33,666	$38.25	0.48%	0.01%	13.87%
2023	1,053	$35,363	$33.59	0.48%	0.26%	16.75%
2022	1,172	$33,719	$28.77	0.46%	0.00%	(16.75)%
2021	1,333	$46,053	$34.56	0.46%	0.29%	16.60%
2020	1,384	$41,009	$29.64	0.47%	0.00%	18.56%

EQ/JPMorgan Growth Stock (Class K)
2024	1,080	$68,721	$63.63	0.48%	0.00%	33.45%
2023	1,354	$64,568	$47.68	0.48%	0.00%	45.99%
2022	1,520	$49,629	$32.66	0.46%	0.00%	(38.76)%
2021	1,764	$94,079	$53.33	0.46%	0.00%	13.56%
2020	1,914	$89,862	$46.96	0.47%	0.00%	36.27%

EQ/JPMorgan Value Opportunities (Class K)
2024	885	$37,389	$42.24	0.48%	1.32%	15.16%
2023	1,047	$38,412	$36.68	0.48%	1.58%	10.65%
2022	1,271	$42,123	$33.15	0.46%	1.29%	0.03%
2021	1,271	$42,114	$33.14	0.46%	0.91%	22.92%
2020	1,315	$35,455	$26.96	0.47%	1.28%	10.81%

EQ/Large Cap Growth Index (Class K)
2024	654	$40,206	$61.52	0.48%	0.17%	32.02%
2023	737	$34,354	$46.60	0.48%	0.47%	41.25%
2022	753	$24,829	$32.99	0.46%	0.46%	(29.69)%
2021	842	$39,527	$46.92	0.46%	0.26%	26.43%
2020	878	$32,573	$37.11	0.47%	0.53%	36.99%

EQ/Large Cap Growth Managed Volatility (Class K)
2024	831	$51,596	$62.12	0.48%	0.51%	29.80%
2023	1,026	$49,102	$47.86	0.48%	0.60%	38.68%
2022	1,167	$40,261	$34.51	0.46%	0.31%	(30.74)%
2021	1,320	$65,761	$49.83	0.46%	0.00%	24.11%
2020	1,363	$54,703	$40.15	0.47%	0.30%	31.73%

EQ/Large Cap Value Managed Volatility (Class K)
2024	334	$ 9,490	$28.42	0.48%	1.68%	13.86%
2023	409	$10,204	$24.96	0.48%	1.82%	13.71%
2022	476	$10,439	$21.95	0.46%	1.47%	(11.81)%
2021	549	$13,672	$24.89	0.46%	1.20%	24.57%
2020	554	$11,064	$19.98	0.47%	1.72%	5.44%

EQ/MFS International Growth (Class K)
2024	580	$13,124	$22.64	0.48%	0.93%	8.53%
2023	673	$14,039	$20.86	0.48%	1.48%	14.11%
2022	750	$13,717	$18.28	0.46%	1.13%	(15.37)%
2021	781	$16,873	$21.60	0.46%	0.46%	9.20%
2020	820	$16,212	$19.78	0.47%	0.69%	15.07%

EQ/Mid Cap Index (Class K)
2024	642	$23,115	$36.02	0.48%	1.05%	12.95%
2023	729	$23,240	$31.89	0.48%	1.22%	15.50%
2022	824	$22,753	$27.61	0.46%	1.16%	(13.80)%
2021	933	$29,880	$32.03	0.46%	0.85%	23.62%
2020	967	$25,064	$25.91	0.47%	1.14%	12.60%

EQ/Mid Cap Value Managed Volatility (Class K)
2024	329	$10,823	$32.85	0.48%	1.56%	11.39%
2023	373	$11,008	$29.49	0.48%	1.55%	12.95%
2022	474	$12,390	$26.11	0.46%	1.15%	(14.76)%
2021	517	$15,832	$30.63	0.46%	0.84%	27.10%
2020	529	$12,751	$24.10	0.47%	1.21%	4.74%

FSA-61

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

EQ/Moderate Allocation (Class K)
2024	12,664	$237,791	$18.78	0.48%	2.75%	7.68%
2023	14,506	$253,004	$17.44	0.48%	2.11%	12.08%
2022	15,923	$247,744	$15.56	0.46%	1.48%	(15.62)%
2021	17,131	$315,982	$18.44	0.46%	2.76%	8.15%
2020	18,320	$312,355	$17.05	0.47%	2.40%	11.00%

EQ/Moderate-Plus Allocation (Class K)
2024	2,115	$ 48,451	$22.91	0.48%	2.54%	10.52%
2023	2,452	$ 50,829	$20.73	0.48%	1.83%	15.04%
2022	2,918	$ 52,579	$18.02	0.46%	1.30%	(17.23)%
2021	3,019	$ 65,724	$21.77	0.46%	3.60%	12.45%
2020	3,410	$ 66,027	$19.36	0.47%	2.62%	13.82%

EQ/PIMCO Global Real Return (Class K)
2024	191	$ 2,021	$10.59	0.48%	0.67%	(0.56)%
2023	247	$ 2,626	$10.65	0.48%	1.55%	3.90%
2022	272	$ 2,782	$10.25	0.46%	8.55%	(16.33)%
2021	364	$ 4,452	$12.25	0.46%	8.38%	3.81%
2020	526	$ 6,206	$11.80	0.47%	0.00%	10.07%

EQ/Small Company Index (Class K)
2024	596	$ 21,475	$36.04	0.48%	1.46%	10.86%
2023	681	$ 22,135	$32.51	0.48%	1.34%	16.57%
2022	789	$ 22,016	$27.89	0.46%	1.11%	(19.99)%
2021	875	$ 30,502	$34.86	0.46%	0.86%	14.82%
2020	885	$ 26,873	$30.36	0.47%	1.26%	19.43%

Equitable Conservative Growth MF/ETF (Class K)
2024	199	$ 3,673	$18.49	0.48%	3.91%	7.00%
2023	176	$ 3,035	$17.28	0.48%	2.85%	9.64%
2022	183	$ 2,878	$15.76	0.46%	1.85%	(12.64)%
2021	188	$ 3,395	$18.04	0.46%	0.91%	9.87%
2020	115	$ 1,892	$16.42	0.47%	1.66%	12.85%

Multimanager Core Bond (Class K)
2024	556	$ 6,083	$10.94	0.48%	3.83%	1.77%
2023	625	$ 6,717	$10.75	0.48%	3.08%	4.78%
2022	818	$ 8,388	$10.26	0.46%	2.56%	(12.90)%
2021	928	$ 10,933	$11.78	0.46%	1.68%	(1.59)%
2020	950	$ 11,370	$11.97	0.47%	2.19%	6.02%

Multimanager Technology (Class K)
2024	413	$ 29,657	$71.76	0.48%	0.00%	25.78%
2023	460	$ 26,229	$57.05	0.48%	0.02%	49.23%
2022	466	$ 17,813	$38.23	0.46%	0.00%	(37.44)%
2021	502	$ 30,685	$61.11	0.46%	0.00%	20.58%
2020	551	$ 27,930	$50.68	0.47%	0.30%	52.93%

Target 2015 Allocation (Class K)
2024	544	$ 9,447	$17.37	0.48%	3.55%	4.51%
2023	664	$ 11,042	$16.62	0.48%	2.36%	9.70%
2022	914	$ 13,847	$15.15	0.46%	1.98%	(14.31)%
2021	1,106	$ 19,551	$17.68	0.46%	1.87%	6.00%
2020	1,208	$ 20,147	$16.68	0.47%	2.24%	10.10%

Target 2025 Allocation (Class K)
2024	1,092	$ 23,681	$21.68	0.48%	2.52%	8.40%
2023	1,368	$ 27,361	$20.00	0.48%	2.12%	13.38%
2022	1,628	$ 28,706	$17.64	0.46%	1.68%	(15.40)%
2021	2,065	$ 43,050	$20.85	0.46%	1.89%	10.49%
2020	2,548	$ 48,084	$18.87	0.47%	1.92%	11.99%

FSA-62

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	Years Ended December 31,
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Value	Contract Charges**	Investment Income Ratio***	Total Return****

Target 2035 Allocation (Class K)
2024	710	$17,683	$24.90	0.48%	2.06%	11.21%
2023	859	$19,242	$22.39	0.48%	1.88%	16.31%
2022	985	$18,961	$19.25	0.46%	1.50%	(16.49)%
2021	1,187	$27,358	$23.05	0.46%	1.94%	13.83%
2020	1,385	$28,043	$20.25	0.47%	1.78%	13.38%

Target 2045 Allocation (Class K)
2024	368	$ 9,873	$26.85	0.48%	1.80%	12.72%
2023	445	$10,591	$23.82	0.48%	1.72%	17.86%
2022	500	$10,117	$20.21	0.46%	1.40%	(16.97)%
2021	575	$14,007	$24.34	0.46%	2.11%	16.07%
2020	615	$12,902	$20.97	0.47%	1.63%	13.84%

Target 2055 Allocation (Class K)
2024	10	$ 214	$21.34	0.48%	1.42%	14.00%
2023	14	$ 259	$18.72	0.48%	1.42%	19.54%
2022	23	$ 363	$15.66	0.46%	1.34%	(17.71)%
2021	24	$ 457	$19.03	0.46%	1.88%	17.98%
2020	39	$ 622	$16.13	0.47%	1.54%	14.64%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Common Shares)
2024	2,555	$26,974	$10.56	0.48%	2.77%	0.76%
2023	2,099	$21,987	$10.48	0.48%	2.52%	5.12%
2022	1,964	$19,586	$ 9.97	0.46%	2.06%	(13.60)%
2021	2,260	$26,080	$11.54	0.46%	1.99%	(2.20)%
2020	2,633	$31,061	$11.80	0.47%	2.27%	7.08%

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio (Common Shares)
2024	3,589	$82,351	$22.95	0.48%	1.26%	23.12%
2023	3,747	$69,833	$18.64	0.48%	1.18%	25.35%
2022	3,754	$55,820	$14.87	0.46%	1.28%	(19.97)%
2021	3,916	$72,746	$18.58	0.46%	1.12%	25.03%
2020	3,479	$51,688	$14.86	0.47%	1.57%	20.03%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the annual contract expenses, consisting of program, direct operating and other expenses for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Equitable Financial as Contractowners may not have selected all available and applicable contract options.
***	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
****	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-63

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Concluded)

December 31, 2024

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

On January 24, 2025, the 1290 Retirement Date Variable Investment Options (“Removed Funds”) were substituted for the corresponding American Funds Insurance Series Target Date Variable Investment Options (“Replacement Funds”). After the substitution, the Removed Funds were eliminated as Variable Investment Options.

Removed Funds	Replacement Funds
1290 Retirement 2020	American Funds IS® 2020 Target Date Fund
1290 Retirement 2025	American Funds IS® 2025 Target Date Fund
1290 Retirement 2030	American Funds IS® 2030 Target Date Fund
1290 Retirement 2035	American Funds IS® 2035 Target Date Fund
1290 Retirement 2040	American Funds IS® 2040 Target Date Fund
1290 Retirement 2045	American Funds IS® 2045 Target Date Fund
1290 Retirement 2050	American Funds IS® 2050 Target Date Fund
1290 Retirement 2055	American Funds IS® 2055 Target Date Fund

FSA-64